Taxes - Schedule of Movement of the Valuation Allowance (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Movement of the Valuation Allowance [Abstract]
Beginning balance	$ 144,189	$ 378,620
Current year addition (reduction)	26,604	(225,659)
Exchange difference	4,911	(8,772)
Ending balance	$ 175,704	$ 144,189